Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Series I shares | Invesco Van Kampen V.I. Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Van Kampen V.I. Mid Cap Value Fund - Series I shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and other equity securities, including depositary receipts and securities convertible into common stock, of companies traded on a U.S. securities exchange with market capitalizations that fall within the range of companies included in the Russell Midcap® Value Index. As of December 31, 2011, the market capitalizations of companies included in the Russell Midcap® Value Index ranged between $25.2 million and $20.4 billion. The Fund’s 80% policy may include common stock and other equity securities of domestic and foreign companies.

Effective July 15, 2012, the preceding paragraph will be replaced by the following paragraph:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

Invesco Advisers, Inc. (the Adviser) may purchase stocks that typically do not pay dividends.

The Fund may invest up to 20% of its total assets in securities of foreign issuers. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Fund may invest up to 20% of its net assets in real estate investment trusts (REITs).

The Fund can invest in derivatives, including options and futures.

The Fund can utilize put and call options for hedging purposes. A put option is a contract between two parties to exchange an asset at a specified price by a predetermined date. One party, the buyer of the put, has the right, but not an obligation, to sell the asset at the specified price by the future date, while the other party, the seller, has the obligation to buy the asset at the specified price if the buyer exercises the option. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller, or writer, of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The Fund can purchase or write a call option.

The Fund can utilize futures for cash management purposes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through purchasing an offsetting contract, by physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

In pursuing the Fund’s investment objective, the Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Adviser considers a number of factors, including appreciation to fair value, fundamental changes in the company or changes in economic or market trends. The Adviser looks at the various attributes of a company to determine whether the company is attractively valued in the current marketplace, such as its price/earnings ratio, price/book value ratio and price/sales ratio. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Convertible securities have risks associated with both common stocks and debt securities. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Medium Capitalization Companies. Investing in securities of medium capitalization companies may involve greater risk than is customarily associated with investing in more established companies. Often, medium capitalization companies and the industries in which they are focused are still evolving. Medium-sized companies often have less predictable earnings and more limited product lines, markets, distribution channels or financial resources. The market movements of equity securities of medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Foreign Securities. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic Securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and The Universal Institutional Funds, Inc. U.S. Mid Cap Value Portfolio’s (the predecessor fund) performance to that of a style-specific benchmark, a peer group benchmark with investment objectives and strategies similar to the Fund and a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class I shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. The predecessor fund was reorganized into Series I shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and The Universal Institutional Funds, Inc. U.S. Mid Cap Value Portfolio’s (the predecessor fund) performance to that of a style-specific benchmark, a peer group benchmark with investment objectives and strategies similar to the Fund and a broad-based securities market benchmark.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2009): 23.70% Worst Quarter (ended December 31, 2008): -28.40%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Series I shares | Invesco Van Kampen V.I. Mid Cap Value Fund | Class: Series I shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,190
2002	rr_AnnualReturn2002	(28.02%)
2003	rr_AnnualReturn2003	41.51%
2004	rr_AnnualReturn2004	14.59%
2005	rr_AnnualReturn2005	12.31%
2006	rr_AnnualReturn2006	20.70%
2007	rr_AnnualReturn2007	7.85%
2008	rr_AnnualReturn2008	(41.29%)
2009	rr_AnnualReturn2009	39.21%
2010	rr_AnnualReturn2010	22.24%
2011	rr_AnnualReturn2011	0.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.40%)
1 Year	rr_AverageAnnualReturnYear01	0.92%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1997
Series I shares | Invesco Van Kampen V.I. Mid Cap Value Fund | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Series I shares | Invesco Van Kampen V.I. Mid Cap Value Fund | Lipper VUF Mid-Cap Value Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.56%)
5 Years	rr_AverageAnnualReturnYear05	(0.66%)
10 Years	rr_AverageAnnualReturnYear10	5.46%
Series I shares | Invesco Van Kampen V.I. Mid Cap Value Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%